UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.9%

Security	Principal Amount (000’s omitted)	Value
Education — 29.2%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/29	$530	$672,003
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	390	454,190
Delaware County Authority, (Villanova University), 5.00%, 8/1/35	750	920,002
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,780,665
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	928,170
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	95	114,713
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	135	165,156
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	285	352,861
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	185	227,487
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	270	329,068
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	230	278,468
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	610	723,478
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/26	670	827,551
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 4.25%, 11/1/34	1,740	1,854,370
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	501,851
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	1,027,897
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	881,153
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	307,265
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	655,161

		$13,001,509

Escrowed/Prerefunded — 3.3%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,267,087
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	208,707

		$1,475,794

General Obligations — 12.6%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,364,370
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,370,110
West York Area School District, 5.00%, 4/1/33	750	885,210

		$5,619,690

Hospital — 14.8%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$845,730
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,150,210
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	536,800
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,274,962
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	578,250
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	287,603

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	$675	$763,331
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	877,642
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	295,383

		$6,609,911

Housing — 1.6%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$195,200
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	533,295

		$728,495

Insured-Education — 9.0%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$536,335
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,530	1,612,298
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/27	500	538,025
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	403,519
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	941,544

		$4,031,721

Insured-Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$505,783
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	770,317

		$1,276,100

Insured-Escrowed/Prerefunded — 4.4%
Central Greene School District, (AGM), Prerefunded to 2/15/18, 5.00%, 2/15/35	$1,000	$1,071,590
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	152,291
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	550,030
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	95,250
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	95,328

		$1,964,489

Insured-General Obligations — 27.8%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,411,512
Centennial School District, (AGM), 5.25%, 12/15/37	660	731,049
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	612,900
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	883,845
Luzerne County, (AGM), 5.00%, 11/15/29	250	297,908
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,261,379
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,485,620
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,624,935
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,053,420
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,668,720
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	369,795

		$12,401,083

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 4.6%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$328,805
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,740,820

		$2,069,625

Insured-Industrial Development Revenue — 2.5%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,122,040

		$1,122,040

Insured-Lease Revenue/Certificates of Participation — 4.1%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$551,990
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,268,083

		$1,820,073

Insured-Special Tax Revenue — 3.1%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,142,300
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	236,104

		$1,378,404

Insured-Transportation — 5.6%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$307,290
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,100	2,182,110

		$2,489,400

Insured-Utilities — 2.1%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$931,367

		$931,367

Insured-Water and Sewer — 10.6%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$311,196
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	575,035
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,250	910,600
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,569,874
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,350,797

		$4,717,502

Senior Living/Life Care — 0.4%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$200,176

		$200,176

Special Tax Revenue — 4.3%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,796,670
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	123,497

		$1,920,167

Transportation — 7.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$525,603
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	824,338
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,179,060
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	325	375,281
Philadelphia Airport Revenue, 5.25%, 6/15/27	500	565,430

		$3,469,712

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.2%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$573,570
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	838,976

		$1,412,546

Total Tax-Exempt Investments — 153.9% (identified cost $61,409,830)		$68,639,804

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.8)%		$(1,275,176)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (45.9)%		$(20,450,000)

Other Assets, Less Liabilities — (5.2)%		$(2,325,930)

Net Assets Applicable to Common Shares — 100.0%		$44,588,698

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 49.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $970,110.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Sep-16	$(3,253,450)	$(3,446,875)	$(193,425)

						$(193,425)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $193,425.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,822,741

Gross unrealized appreciation	$7,495,452
Gross unrealized depreciation	(68,389)

Net unrealized appreciation	$7,427,063

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$68,639,804	$—	$68,639,804
Total Investments	$—	$68,639,804	$—	$68,639,804

Liability Description
Futures Contracts	$(193,425)	$—	$—	$(193,425)
Total	$(193,425)	$—	$—	$(193,425)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016